Lease Agreements (Schedule of Operating Lease Right-of-Use Assets and Operating Lease Liabilities) (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Right-of-use assets:
Operating right-of-use asset	$ 124,264
Operating lease liabilities:
Current portion	85,764
Long term portion	38,500
Total operating lease liabilities	$ 124,264